Stockholders’ Deficiency (Details) - Schedule of Share-Based Compensation Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 191,231	$ 697,073	$ 798,639	$ 1,715,185	$ 2,185,341	$ 1,667,720
ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	2,510		118,514	184,244	184,244	109,551
Research and development [Member] | Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	48,372	173,023	201,913	421,766	540,076	519,140
Research and development [Member] | ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	2,510		118,514		184,244	109,551
General and administrative [Member] | Common Share Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	142,859	524,050	596,726	1,293,419	1,645,265	1,148,580
General and administrative [Member] | ACI Canada Legacy Performance Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation				$ 184,244